Retirement Plans and Postretirement Costs (Details 3) - USD ($) $ in Thousands	Jul. 02, 2017	Jul. 03, 2016
Pension
Accumulated Benefit Obligations and Projected Benefit Obligations
Accumulated benefit obligation	$ 99,442	$ 104,388
Projected benefit obligation	99,442	104,388
SERP
Accumulated Benefit Obligations and Projected Benefit Obligations
Accumulated benefit obligation	1,591	1,435
Projected benefit obligation	$ 1,824	$ 1,764